Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 5:	CASH AND CASH EQUIVALENTS

	December 31,
	2019	2018
	U.S. dollars in thousands

Cash in banks and on hand	277	946
Bank deposits with original maturities of three months or less*	4,178	2,309

	4,455	3,255

*	Deposits with maturity of three months, which bear an interest of 1.79-2% per annum (in 2018: 2.27%).

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2019	2018
	U.S. dollars in thousands

U.S. dollars	4,356	3,168
NIS (not linked to the Israeli CPI)	99	87

	4,455	3,255